PROPERTY, PLANT AND EQUIPMENT (Net Carrying Amount) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		¥ 214	¥ 275
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ 31
Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		214	275
Net carrying amount [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	31
Net carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		40	40
Net carrying amount [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	6
Net carrying amount [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		16	19
Net carrying amount [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	2
Net carrying amount [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		¥ 158	¥ 216
Net carrying amount [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ 23